Summary of future lease payments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total	$ 279	$ 179	$ 161
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total	160
Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Total	102
Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total	$ 17